Income Tax Expense - Schedule of Tax Losses (Parentheticals) (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Australian tax expense [Member]
Schedule of Tax Losses [Line Items]
Potential tax benefit rate	25.00%	25.00%	25.00%
US tax expense [Member]
Schedule of Tax Losses [Line Items]
Potential tax benefit rate	27.50%	27.50%	27.50%